Real Property Interests - Additional Information (Details) (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Finance lease, weighted-average remaining lease term			38 years 3 months 18 days	38 years 2 months 12 days	38 years 2 months 12 days	36 years 8 months 12 days
Finance lease, weighted-average incremental borrowing rate			3.90%	2.80%	2.80%	7.90%
Finance lease, weighted average remaining contractual payment term			3 years 6 months	3 years 7 months 6 days	3 years 6 months
Other Long-Term Assets
Lessee Lease Description [Line Items]
Amounts held by others as deposits			$ 629	$ 1,346	$ 1,346	$ 2,311
Telecom Real Property Interests
Lessee Lease Description [Line Items]
Amortization expense		$ 6,120	$ 11,199
Telecom Real Property Interests | Maximum
Lessee Lease Description [Line Items]
Lease agreement term			99 years
Tenant notice period for termination of lease without penalty			180 days
Contractual payment period			7 years
Telecom Real Property Interests | Minimum
Lessee Lease Description [Line Items]
Tenant notice period for termination of lease without penalty			30 days
Contractual payment period			2 years
Cell Site Leasehold Interests
Lessee Lease Description [Line Items]
Amortization expense	$ 2,031			$ 34,482		$ 16,930
Cell Site Leasehold Interests | Maximum
Lessee Lease Description [Line Items]
Lease agreement term				99 years
Tenant notice period for termination of lease without penalty				180 days
Contractual payment period				7 years
Cell Site Leasehold Interests | Minimum
Lessee Lease Description [Line Items]
Tenant notice period for termination of lease without penalty				30 days
Contractual payment period				2 years